Stockholders' Equity (Details) - Warrants [Member] - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Number of Warrants
Number of Warrants Outstanding and Exercisable, Beginning	761,549	362,978
Number of Warrants Issued	1,224,980	431,071
Number of Warrants Exercised	(157,480)	(32,500)
Number of Warrants Cancelled
Number of Warrants Outstanding and Exercisable, Ending	1,829,049	761,549
Weighted Average Exercise Price
Weighted Average Exercise Price Outstanding and Exercisable, Beginning	$ 22.60	$ 28.00
Weighted Average Exercise Price Issued	4.69	17.80
Weighted Average Exercise Price Exercised		20.00
Weighted Average Exercise Price Cancelled
Weighted Average Exercise Price Outstanding and Exercisable, Ending	$ 12.00	$ 22.60
Weighted Average Remaining Life In Years
Weighted Average Remaining Life In Years Outstanding and Exercisable, Beginning	3 years 9 months 29 days	4 years 6 months 4 days
Weighted Average Remaining Life In Years, Issued	4 years 1 month 17 days	4 years 15 days
Weighted Average Remaining Life In Years Outstanding and Exercisable, Ending	3 years 11 months 1 day	3 years 9 months 29 days
Intrinsic Value Outstanding and Exercisable, Beginning		$ 283,828
Intrinsic Value Outstanding and Exercisable, Ending